Credit from Banks and Others (Maturity periods) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	$ 2,388	$ 2,796
Second year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	261	16
Third year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	18	323
Fourth year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	213	27
Fifth year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	644	1,046
Sixth year and thereafter [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	$ 1,252	$ 1,384